Expense Example, No Redemption - American Funds Global Insight Fund	Oct. 31, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 159
Expense Example, No Redemption, 3 Years	493
Expense Example, No Redemption, 5 Years	850
Expense Example, No Redemption, 10 Years	1,668
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	$ 1,402